Transfers of Financial Assets - Disaggregation of Gross Amount of Recognized Liabilities for Repurchase Agreements by Class of Collateral (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements	$ 9,151	$ 216,151
Non-government asset-backed securities
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements		184
Collateralized mortgage obligations: Government agency
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements	2,000	171,437
Collateralized mortgage obligations: Government-sponsored enterprises
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements	7,151	44,530
Less than 30 days
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements		6,200
Less than 30 days | Non-government asset-backed securities
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements		92
Less than 30 days | Collateralized mortgage obligations: Government agency
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements		768
Less than 30 days | Collateralized mortgage obligations: Government-sponsored enterprises
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements		5,340
30 through 90 days
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements		5,000
30 through 90 days | Non-government asset-backed securities
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements		92
30 through 90 days | Collateralized mortgage obligations: Government-sponsored enterprises
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements		4,908
Maturing Over 90 days
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements	9,151	204,951
Maturing Over 90 days | Collateralized mortgage obligations: Government agency
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements	2,000	170,669
Maturing Over 90 days | Collateralized mortgage obligations: Government-sponsored enterprises
Disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged
Recognized liabilities for repurchase agreements	$ 7,151	$ 34,282